LORD ABBETT MUNICIPAL INCOME TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 15, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Municipal Income Trust
1933 Act File No. 033-43017
1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectuses and the statement of additional information contained in Post-Effective Amendment No. 38 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on December 10, 2008.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2676.

Sincerely yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC